Other non financial assets (Tables)	12 Months Ended
Mar. 31, 2026
Other Non Financial Assets
Schedule of other non financial assets

	March 31,
	2025	2026
Restricted asset*	167,907	128,739
Others	976	471
Total	168,883	129,210

*	Restricted asset include INR 128,739 (March 31, 2025: INR 167,907) in respect of mandatory pre-deposit required for service tax and income tax appeal proceedings in India. The service tax & Income Tax amount has been paid under protest and the Group strongly believes that it is not probable the demand will materialize.